Significant Accounting Policies - Summary of statutory reserves (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Appropriations to statutory reserves	¥ 1,813	¥ 1,113	¥ 529